Finance debt (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

						$ million
			2024			2023
	Current	Non-current	Total	Current	Non-current	Total
Borrowings	4,474	55,073	59,547	3,284	48,670	51,954
The following table shows the weighted-average interest rates achieved through a combination of borrowings and derivative financial instruments entered into to manage interest rate and currency exposures.

		Fixed rate debt		Floating rate debt		Total
	Weighted average interest rate %	Weighted average time for which rate is fixed Years	Amount $ million	Weighted average interest rate %	Amount $ million	Amount $ million
						2024
US dollar	4	8	41,145	5	17,847	58,992
Other currencies	6	3	396	6	159	555
			41,541		18,006	59,547

						2023
US dollar	4	13	33,511	8	18,134	51,645
Other currencies	6	7	205	10	104	309
			33,716		18,238	51,954

Summary of the fair value and carrying amount of finance debt	The carrying amount of the group’s short-term borrowings, comprising mainly of commercial paper, approximates their fair value. The fair values of the significant majority of the group’s long-term borrowings are determined using quoted prices in active markets, and so fall within level 1 of the fair value hierarchy. Where quoted prices are not available, quoted prices for similar instruments in active markets are used and such measurements are therefore categorized in level 2 of the fair value hierarchy.

				$ million
		2024		2023
	Fair value	Carrying amount	Fair value	Carrying amount
Short-term borrowings	681	681	596	596
Long-term borrowings	54,285	58,866	48,199	51,358
Total finance debt	54,966	59,547	48,795	51,954